EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS [abstract]
Schedule of employee benefits expense
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Wages and salaries	4,848,830	5,320,484	5,726,123
Provision for medical, housing scheme and other employee benefits (a)	1,220,708	1,296,392	1,353,800
Contributions to the defined contribution scheme (b)	772,682	829,539	999,020
	6,842,220	7,446,415	8,078,943